Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Xenith Bankshares and its wholly-owned subsidiary, Xenith Bank. All significant intercompany accounts have been eliminated.

All dollar amounts included in the tables in these notes are in thousands, except share data unless stated.

Use Of Estimates

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, as well as the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Accounting For Acquisitions

Accounting for Acquisitions

The merger, the Paragon Transaction and the VBB Acquisition were determined to be acquisitions of businesses and were accounted for under the acquisition method of accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations” (“ASC 805”), with the assets acquired and liabilities assumed pursuant to the business combinations recorded at estimated fair values as of the effective date of the acquisitions. The determination of fair values requires management to make estimates about future expected cash flows, market conditions and other future events that are highly subjective in nature and subject to actual results that may differ materially from the estimates made.

Cash And Cash Equivalents

Cash and Cash Equivalents

The company considers all highly-liquid debt instruments with original maturities, or maturities when purchased, of three months or less to be cash equivalents. Cash and cash equivalents include cash on hand, due from banks and federal funds sold.

Securities

Securities

Marketable securities are classified into three categories:

1.debt securities that the company has the positive intent and ability to hold to maturity are classified as “held-to-maturity securities” and reported at amortized cost;

2.debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” and reported at fair value, with unrealized gains and losses included in net income; and

3.debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as “available-for-sale securities” and reported at fair value, with unrealized gains and losses excluded from net income. Such unrealized gains and losses are reported in other comprehensive income, net of tax, and as a separate component of shareholders’ equity, net of tax.

As of December 31, 2013, the company holds no trading securities or held-to-maturity securities. Purchased premiums and discounts are recognized in interest income using the effective interest method over the terms of the securities. Gains or losses on disposition of securities are based on the net proceeds and adjusted carrying values of the securities called or sold, using the specific identification method.

A decline in the market value of any available-for-sale security below cost that is deemed other than temporary is charged to net income, resulting in the establishment of a new cost basis for the security.

Loans Held For Sale

Loans Held for Sale

Loans held for sale represent loans held through the company’s sub-participation with a commercial bank (the “participating bank”), whereby the participating bank and the Bank purchase participation interests from unaffiliated mortgage originators that seek funding to facilitate the origination of single-family residential mortgage loans for sale in the secondary market. The originators underwrite and close mortgage loans consistent with established standards of approved investors and, once the loans close, the originators and the participating bank deliver the loans to the investors. These loans are held for short periods, usually less than 30 days and more typically 10-25 days. Accordingly, these loans are classified as held for sale and are carried at the lower of cost or fair value, determined on an aggregate basis.

Loans Held For Investment

Loans Held for Investment

Loans held for investment are carried at their principal amount outstanding net of unamortized fees, origination costs and, in the case of acquired loans, unaccreted fair value adjustments. Interest income is recorded as earned on an accrual basis. Generally, the accrual of interest income is discontinued when a loan is 90 days or greater past due as to principal or interest or when the collection of principal and/or interest is in doubt, which may occur in advance of the loan being past due 90 days. Subsequent cash receipts are applied to principal until the loan is in compliance with stated terms. The accrual of interest is not discontinued on loans past due 90 days or greater if the estimated net realizable value of collateral is sufficient to assure collection of both principal and interest and the loan is in the process of collection. Loan origination fees, net of origination costs, are deferred and recognized as an adjustment to the yield (interest income) of the related loans. The company uses the allowance method in providing for possible loan losses.

Management considers loans to be impaired when, based on current information and events, it is probable that the company will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement. Factors that influence management’s judgments include, but are not limited to, payment history, source of repayment and value of any collateral. A loan would not be considered impaired if an insignificant delay in loan payment occurs and management expects to collect all amounts due. The major sources for identification of loans to be evaluated for impairment include past due and non-accrual reports, internally generated lists of certain risk ratings and loan review. Impaired loans are measured using either the discounted expected cash flows or the value of collateral (less costs of disposal). All nonperforming loans are considered to be impaired loans.

Acquired loans pursuant to a business combination are initially recorded at estimated fair value as of the date of acquisition; therefore, any related allowance for loan and lease losses is not carried over or established at acquisition. The difference between contractually required amounts receivable and the acquisition date fair value of loans that are not deemed credit-impaired at acquisition is accreted (recognized) into income over the life of the loan either on a straight-line basis or based on the underlying principal payments on the loan. Any change in credit quality subsequent to acquisition for these loans is reflected in the allowance for loan and lease losses.

Loans acquired with evidence of credit deterioration since origination and for which it is probable at the date of acquisition that all contractually required principal and interest payments will not be collected are accounted for under FASB ASC Topic 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality” (“ASC 310-30”). A portion of the loans acquired in the VBB Acquisition were deemed by management to be credit-impaired loans qualifying for accounting under ASC 310-30.

In applying ASC 310-30 to acquired loans, the company must estimate the amount and timing of cash flows expected to be collected. The estimation of the amount and timing of expected cash flows to be collected requires significant judgment, including default rates, the amount and timing of prepayments and the liquidation value and timing of underlying collateral, in addition to other factors. ASC 310-30 allows the purchaser to estimate cash flows on credit-impaired loans on a loan-by-loan basis or aggregate credit-impaired loans into one or more pools, if the loans have common risk characteristics. The company has estimated cash flows expected to be collected on a loan-by-loan basis.

For acquired credit-impaired loans, the excess of cash flows expected to be collected over the estimated acquisition-date fair value is referred to as the accretable yield and is accreted into interest income over the period of expected cash flows from the loan, using the effective yield method. The difference between contractually required payments due and the cash flows expected to be collected at acquisition, on an undiscounted basis, is referred to as the nonaccretable difference.

ASC 310-30 requires periodic re-evaluation of expected cash flows for acquired credit-impaired loans subsequent to acquisition date. Decreases in the amount or timing of expected cash flows attributable to credit will generally result in an impairment charge to earnings such that the accretable yield remains unchanged. Impairment charges are recorded as an increase in the provision for loan and lease losses in the company’s consolidated statements of operations and an increase in the allowance for loan and lease losses in the company’s consolidated balance sheets. Increases in expected cash flows will result in an increase in the accretable yield, which is a reclassification from the nonaccretable difference. The new accretable yield is recognized in income over the remaining period of expected cash flows from the loan. The company re-evaluates expected cash flows no less frequent than annually and generally on a quarterly basis.

Acquired loans for which the company cannot predict the amount or timing of cash flows are accounted for under the cost recovery method, whereby principal and interest payments received reduce the carrying value of the loan until such amount has been received. Amounts received in excess of the carrying value are reported in interest income.

Allowance For Loan And Lease Losses

Allowance for Loan and Lease Losses

The company’s allowance for loan and lease losses consists of (1) a component for collective loan impairment recognized and measured pursuant to FASB ASC Topic 450, “Contingencies,” and (2) a component for individual loan impairment recognized and measured pursuant to FASB ASC Topic 310, “Receivables” (“ASC 310”).

The allowance for loan and lease losses is based on management’s periodic evaluation of the loan portfolio. This evaluation is a combination of quantitative and qualitative analysis. Quantitative factors include loss history for similar types of loans, as well as loss history from banks in Virginia and across the country. In evaluating the loan portfolio, management considers qualitative factors, including general economic conditions, nationally and in the company’s target markets, as well as threats of outlier events, such as the unexpected deterioration of a significant borrower. These quantitative and qualitative factors are estimates and may be subject to significant change. Increases to the allowance for loan and lease losses are made by charges to the provision for loan and lease losses, which is reflected in the consolidated statements of operations. Loans deemed to be uncollectible are charged against the allowance for loan and lease losses at the time of determination, and recoveries of previously charged-off amounts are credited to the allowance for loan and lease losses.

In assessing the adequacy of the allowance for loan and lease losses, the company evaluates loan risk ratings. Each loan is assigned two “risk ratings” at origination. One risk rating is based on management’s assessment of the borrower’s financial capacity and the other is based on the type of our collateral and estimated loan to value. In addition to risk ratings, management considers internal observable data related to trends within the loan portfolio, such as concentrations, aging of the portfolio, changes to policies, and external observable data such as industry and general economic trends.

In evaluating loans accounted for under ASC 310-30, management must periodically estimate the amount and timing of cash flows expected to be collected. The estimation of the amount and timing of expected cash flows to be collected requires significant judgment, including management’s knowledge of the borrower’s financial condition at the time of measurement, historical payment activity, and the estimated liquidation value of underlying collateral, in addition to other factors. Upon re-estimation, any deterioration in the timing and/or amount of cash flows results in an impairment charge, which is reported as a provision for loan and lease losses in net income and a component of the company’s allowance for loan and lease losses. A subsequent improvement in the expected timing or amount of future cash flows for those loans could result in the reduction of the allowance for loan and lease losses and an increase in our net income.

In evaluating the company’s acquired guaranteed student loans, the allowance for loan and lease losses is based on historical default rates for similar types of loans applied to the portion of carrying value in these loans that is not subject to federal guaranty.

Although various data and information sources are used to establish the allowance for loan and lease losses, future adjustments to the allowance for loan and lease losses may be necessary, if conditions, circumstances or events are substantially different from the assumptions used in making the assessments. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels may vary from previous estimates.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the company’s allowance for loan and lease losses. Such agencies may require the company to recognize additions or reductions to the allowance for loan and lease losses based on their judgments of information available to them at the time of their examination.

Premises, Equipment And Depreciation

Premises, Equipment and Depreciation

Premises and equipment, including leasehold improvements, are stated at cost less accumulated depreciation or amortization. Premises and equipment acquired pursuant to a business combination are recorded at estimated fair values as of the acquisition date. Depreciation is calculated over the estimated useful lives of the respective assets on a straight-line basis. Leasehold improvements are amortized over a term which includes the remaining lease term and probable renewal periods. Land is not subject to depreciation. Maintenance and repairs are charged to expense as incurred. The costs of major additions and improvements are capitalized and depreciated over their estimated useful lives. Depreciable lives for major categories of assets are as follows:

Building and improvements	5 to 40 years
Equipment, furniture and fixtures	3 to 20 years

Other Real Estate Owned ("OREO")

Other Real Estate Owned (“OREO”)

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at estimated fair value less costs of disposal at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, management periodically performs valuations, and, if required, a reserve is established to reflect the net carrying amount of the assets at the lower of carrying value or the fair value less costs of disposal. Revenue and expenses from operations and changes in the valuation of other real estate owned are included in net income.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquired entity over the fair value of the identifiable net assets acquired. Goodwill is tested at least annually for impairment, which requires as a first step the comparison of the fair value of each reporting unit to its carrying value. For purposes of determining fair value of the reporting unit, fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” If the fair value of the reporting unit is determined to be less than the reporting unit’s carrying value of its equity, a second step of the impairment test is required, which involves allocating the fair value of the reporting unit to all of the assets and liabilities of the unit, with the excess of fair value over allocated net assets representing the fair value of the unit’s goodwill. Impairment is measured as the amount, if any, by which the carrying value of the reporting unit’s goodwill exceeds the estimated fair value of that goodwill. The company’s recorded goodwill results from the merger with First Bankshares. Management has concluded that none of its recorded goodwill was impaired as of the testing date, which was October 31, 2013. There have been no events since the testing date that would indicate the company’s goodwill is impaired.

Other intangible assets, which represent core deposit intangibles, are amortized over their estimated useful life. The company’s core deposit intangibles were acquired in the merger and the Paragon Transaction and are being amortized on a straight-line basis over 10 years. The company has not identified any events or circumstances that would indicate impairment in the carrying amounts of other intangibles.

The company periodically assesses whether events or changes in circumstances indicate that the carrying amounts of intangible assets may be impaired.

Operating Leases

Operating Leases

The company has operating leases for four of its locations. The lease agreements for certain locations contain rent escalation clauses, rent holidays and leasehold improvement allowances. Scheduled rent escalations during the lease terms, rental payments commencing at a date other than the date of initial occupancy and leasehold improvement allowances received are recognized on a straight-line basis over the terms of the leases in occupancy expense in the consolidated statements of operations. Liabilities related to the difference between actual payments and the straight-lining of rent are recorded in other liabilities on the consolidated balance sheets.

Income Taxes

Income Taxes

The company computes its income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amount of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are evaluated for recoverability, and a valuation allowance is provided until it is more likely than not that these tax benefits will be realized. The evaluation of the recoverability of deferred tax assets requires management to make significant judgments regarding the reversals of temporary differences and future profitability, among other items.

In accordance with ASC 740-10, any estimated tax exposure items identified are required to be considered in a tax contingency reserve. Changes in any tax contingency reserve would be based on specific developments, events or transactions.

Share-Based Compensation

Share-based Compensation

The company accounts for share-based compensation awards at the estimated fair value at the grant date of the award, and compensation expense for the grant-date fair value of the award is recognized over the requisite service period in which the awards are expected to vest.

Derivatives

Derivatives

The company uses interest rate derivatives to manage its exposure to interest rate movements. To accomplish this objective, the company is a party to interest rate swaps whereby the company pays fixed amounts to a counterparty in exchange for receiving variable payments over the life of an underlying agreement without the exchange of underlying notional amounts.

Derivatives designated as cash flow hedges are used primarily to minimize the variability in cash flows of assets or liabilities caused by interest rates. Cash flow hedges are periodically tested for effectiveness, which measures the correlation of the cash flows of the hedged item with the cash flows from the derivative. The effective portion of changes in the fair value of derivatives designated as cash flow hedges is recorded in accumulated other comprehensive income (“AOCI”) and is subsequently reclassified into net income in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivative is recognized directly in earnings.

The company has derivatives that are not designated as hedges and are not speculative and result from a service the company provides to certain customers. The company executes interest rate derivatives with commercial banking customers to facilitate their respective risk management strategies. Those interest rate derivatives are simultaneously hedged by offsetting derivatives that the company executes with a third party, thus minimizing its net exposure from such transactions. These derivatives do not meet the hedge accounting requirements; therefore, changes in the fair value of both the customer derivative and the offsetting derivative are recognized in noninterest income on the consolidated statements of operations.

Bank Owned Life Insurance

Bank Owned Life Insurance

The Bank invests in bank owned life insurance (“BOLI”), which is life insurance purchased by the Bank on a selected group of employees. The Bank is the owner and primary beneficiary of the policies. BOLI is recorded in the company’s balance sheet at the cash surrender value of the underlying policies. Earnings from the increase in cash surrender value of the policies are included in noninterest income on the statements of operations. The Bank has rights under the insurance contracts to redeem them for book value at any time.